Fair values - Fair value of financial assets and liabilities measured at fair value on a recurring basis (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets.
Securities in "Marketable securities and short-term investments"		$ 1,170,000,000	$ 2,108,000,000
Liabilities
Derivative liabilities-current in "Other current liabilities"		133,000,000	145,000,000
Derivative liabilities-non-current in "Other non-current liabilities"		130,000,000	46,000,000
Financial assets reclassification from Level 1 to Level 2		0	0	$ 0
Financial assets reclassification from Level 2 to Level 1		0	0	0
Financial liabilities reclassification from Level 1 to Level 2		0	0	0
Financial liabilities reclassification from Level 2 to Level 1		0	0	0
Goodwill impairment charges		0	311,000,000	$ 0
Recurring
Assets.
Derivative assets-current in "Other current assets"		176,000,000	308,000,000
Derivative assets-non-current in "Other non-current assets"		41,000,000	114,000,000
Total financial assets, fair value		1,087,000,000	2,530,000,000
Liabilities
Derivative liabilities-current in "Other current liabilities"		133,000,000	145,000,000
Derivative liabilities-non-current in "Other non-current liabilities"		131,000,000	46,000,000
Total financial liabilities, fair value		264,000,000	191,000,000
Non-recurring
Assets.
Total financial assets, fair value		0	0
Liabilities
Goodwill impairment charges	$ 311,000,000
Equity securities | Recurring
Assets.
Securities in "Marketable securities and short-term investments"		587,000,000	1,716,000,000
Debt securities - U.S. government obligations | Recurring
Assets.
Securities in "Marketable securities and short-term investments"		209,000,000	293,000,000
Debt securities - Other government obligations | Recurring
Assets.
Securities in "Marketable securities and short-term investments"			24,000,000
Debt securities - Corporate | Recurring
Assets.
Securities in "Marketable securities and short-term investments"		74,000,000	75,000,000
Private equity investment | Non-recurring
Liabilities
Net fair value gains		108,000,000	73,000,000
Level 1 | Recurring
Assets.
Total financial assets, fair value		209,000,000	317,000,000
Level 1 | Debt securities - U.S. government obligations | Recurring
Assets.
Securities in "Marketable securities and short-term investments"		209,000,000	293,000,000
Level 1 | Debt securities - Other government obligations | Recurring
Assets.
Securities in "Marketable securities and short-term investments"			24,000,000
Level 2 | Recurring
Assets.
Derivative assets-current in "Other current assets"		176,000,000	308,000,000
Derivative assets-non-current in "Other non-current assets"		41,000,000	114,000,000
Total financial assets, fair value		878,000,000	2,213,000,000
Liabilities
Derivative liabilities-current in "Other current liabilities"		133,000,000	145,000,000
Derivative liabilities-non-current in "Other non-current liabilities"		131,000,000	46,000,000
Total financial liabilities, fair value		264,000,000	191,000,000
Level 2 | Equity securities | Recurring
Assets.
Securities in "Marketable securities and short-term investments"		587,000,000	1,716,000,000
Level 2 | Debt securities - Corporate | Recurring
Assets.
Securities in "Marketable securities and short-term investments"		74,000,000	75,000,000
Level 2 | Private equity investment | Non-recurring
Assets.
Total financial assets, fair value		$ 169,000,000	$ 105,000,000